DERIVATIVE ROYALTY ASSET - Disclosure of detailed information about changes in the derivative royalty asset (Details)	7 Months Ended
Dec. 31, 2020 USD ($)
Derivative Royalty Asset [Abstract]
Derivative royalty asset, beginning balance	$ 0
Additions	7,203,474
Payments received or due under derivative royalty asset	(1,040,100)
Mark-to-market gain on derivative royalty asset	269,236
Derivative royalty asset, ending balance	6,432,610
Current portion	2,416,461
Long - term portion	$ 4,016,149